Summary of Significant Accounting Policies (Details 6)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Period Ended [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.76	7.75	7.75
Average Annual [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	7.75	7.75